PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY AND EQUIPMENT

	December 31,
	2014	2015
Cost:

Leasehold improvements	$523	$816
Computers and peripheral equipment	12,942	13,505
Office furniture and equipment	2,620	2,917
Motor vehicles	177	255
Software	3,478	2,851

	19,740	20,344
Accumulated depreciation:

Leasehold improvements	175	379
Computers and peripheral equipment	12,426	13,040
Office furniture and equipment	1,985	2,063
Motor vehicles	133	140
Software	3,016	2,426

	17,735	18,048

Depreciated cost	$2,005	$2,296

Depreciation expenses amounted to $  656, $ 675 and $ 792 for the years ended December 31, 2013, 2014 and 2015, respectively.